As filed with the Securities and Exchange Commission on 10/25/06

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-08769

Badgley Funds, Inc.
(Exact name of registrant as specified in charter)

P.O. Box 701
Milwaukee, WI 53201-0701
(Address of principal executive offices) (Zip code)

Kirkland & Ellis LLP
200 East Randolph Drive
Chicago, IL 60601
(Name and address of agent for service)

1-877 BADGLEY (1-877-223-4539)
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: August 31, 2006

Item 1. Schedule of Investments.

Badgley Funds, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2006

Badgley Balanced Fund

Shares		Value
	COMMON STOCKS - 50.3%
	Consumer Discretionary - 3.3%
7,466	Michaels Stores, Inc.	$321,411
11,810	Starbucks Corp. (a)	366,228
8,245	Toll Brothers, Inc. (a)	217,833
		905,472
	Consumer Staples - 5.9%
7,550	Costco Wholesale Corp.	353,265
13,990	CVS Corp.	469,364
7,175	PepsiCo, Inc.	468,384
9,625	Sysco Corp.	302,129
		1,593,142
	Energy - 2.3%
8,675	BJ Services Company	297,639
5,360	Schlumberger Limited (b)	328,568
		626,207
	Financials - 5.4%
6,150	American Express Company	323,121
4,825	American International Group, Inc.	307,932
6,925	State Street Corp.	427,965
8,950	T. Rowe Price Group Inc.	394,337
		1,453,355
	Health Care - 9.4%
4,750	Amgen Inc. (a)	322,667
6,825	Medtronic, Inc.	320,093
7,425	Quest Diagnostics Inc.	477,279
7,125	Stryker Corp.	342,214
8,200	Teva Pharmaceutical Industries Ltd. - ADR (b)	285,032
6,200	Varian Medical Systems, Inc. (a)	330,460
5,995	WellPoint Inc. (a)	464,073
		2,541,818
	Industrials - 8.1%
7,240	Expeditors International of Washington, Inc.	288,659
4,775	FedEx Corp.	482,418
10,900	General Electric Company	371,254
5,650	L-3 Communications Holdings, Inc.	425,953
7,610	Pentair, Inc.	227,539
6,215	United Technologies Corp.	389,743
		2,185,566
	Information Technology - 12.4%
5,250	Affiliated Computer Services, Inc.- Class A (a)	269,535
10,575	Amdocs Limited (a) (b)	401,321
3,910	Apple Computer, Inc. (a)	265,293
20,675	Cisco Systems, Inc. (a)	454,643
6,355	Cognizant Technology Solutions Corp. - Class A (a)	444,278
7,275	Fiserv, Inc. (a)	321,337
835	Google Inc. - Class A (a)	316,073
8,750	Microsoft Corp.	224,788
Shares or
Principal
Amount		Value
	Information Technology (continued)
7,750	QUALCOMM Inc.	$291,943
15,805	Seagate Technology (a) (b)	351,661
		3,340,872
	Materials - 3.5%
9,790	Ecolab, Inc.	436,438
8,725	Praxair, Inc.	500,902
		937,340
	Total Common Stocks (Cost $10,257,145)	13,583,772
	U.S. TREASURY OBLIGATIONS - 14.4%
	U.S. Treasury Notes - 14.4%
$ 250,000	3.25%, 08/15/2008	242,969
805,000	4.25%, 08/15/2013	782,737
175,000	4.75%, 05/15/2014	175,191
650,000	5.50%, 02/15/2008	656,018
250,000	5.75%, 08/15/2010	259,502
750,000	6.00%, 08/15/2009	776,338
625,000	6.50%, 10/15/2006	625,830
355,000	6.50%, 02/15/2010	374,941
	Total U.S. Treasury Obligations (Cost $3,944,319)	3,893,526
	U.S. GOVERNMENT AGENCY ISSUES - 12.5%
	Fannie Mae - 4.3%
720,000	5.25%, 04/15/2007	719,515
100,000	5.25%, 01/15/2009	100,403
325,000	6.625%, 09/15/2009	339,609
		1,159,527
	Federal Farm Credit Bank - 1.8%
500,000	4.25%, 10/10/2008	492,202
	Federal Home Loan Bank - 2.9%
330,000	4.50%, 11/14/2014	317,009
450,000	5.75%, 05/15/2012	466,085
		783,094
	Freddie Mac - 3.5%
500,000	5.125%, 07/15/2012	501,227
425,000	5.75%, 01/15/2012	438,717
		939,944
	Total U.S. Government Agency Issues (Cost $3,462,826)	$3,374,767
	CORPORATE BONDS - 19.3%
	Consumer Discretionary - 0.9%
250,000	Johnson Controls, Inc.
	4.875%, 09/15/2013	237,216
	Consumer Staples - 2.9%
475,000	The Estee Lauder Companies Inc.
	6.00%, 01/15/2012	489,182
300,000	Wal-Mart Stores, Inc.
	4.55%, 05/01/2013	286,640
		775,822
	Financials - 11.6%
500,000	AFLAC Inc.
	6.50%, 04/15/2009	514,652
170,000	American General Finance Corp.
	5.375%, 09/01/2009	170,660
500,000	Citigroup Inc.
	6.50%, 01/18/2011	523,433

Shares or
Principal
Amount		Value
	Financials (continued)
$ 450,000	General Electric Capital Corp.
	7.375%, 01/19/2010	$479,459
250,000	JPMorgan Chase & Co.
	4.50%, 01/15/2012	239,987
400,000	Merrill Lynch & Co., Inc.
	5.00%, 02/03/2014	388,046
400,000	Morgan Stanley
	4.75%, 04/01/2014	378,004
300,000	SLM Corp.
	5.125%, 08/27/2012	293,752
140,000	Wells Fargo Financial, Inc.
	5.50%, 08/01/2012	140,991
		3,128,984
	Industrials - 1.3%
125,000	Cintas Corp.
	5.125%, 06/01/2007	124,673
255,000	Emerson Electric Co.
	4.50%, 05/01/2013	243,076
		367,749
	Materials - 2.6%
400,000	Ecolab Inc.
	6.875%, 02/01/2011	422,018
300,000	Praxair, Inc.
	3.95%, 06/01/2013	275,287
		697,305
	Total Corporate Bonds (Cost $5,310,171)	5,207,076
	SHORT TERM INVESTMENTS - 3.0%
	Variable Rate Demand Notes (c) - 3.0%
828,128	U.S. Bank, N.A. - 5.08%	828,128
	TOTAL SHORT TERM INVESTMENTS (Cost $828,128)	828,128
	TOTAL INVESTMENTS - 99.5%
	(Cost $23,802,589)	26,887,269
	Other Assets in Excess of Liabilities - 0.5%	123,382
	TOTAL NET ASSETS - 100.0%	$27,010,651

ADR	-	American Depository Receipt.
(a)	-	Non-income producing security.
(b)	-	Foreign security.
(c)	-	Variable rate security. Rate listed as of August 31, 2006.

The cost basis of investments for federal income tax purposes at August 31, 2006 was as follows*:

Cost of investments	$23,802,589
Gross unrealized appreciation	$3,593,173
Gross unrealized depreciation	(508,493)
Net unrealized appreciation	$3,084,680

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Badgley Funds, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2006

Badgley Growth Fund

Shares		Value
	COMMON STOCKS - 99.0%
	Consumer Discretionary - 6.6%
8,876	Michaels Stores, Inc.	$382,112
14,120	Starbucks Corp. (a)	437,861
9,810	Toll Brothers, Inc. (a)	259,180
		1,079,153
	Consumer Staples - 11.7%
9,225	Costco Wholesale Corp.	431,638
16,770	CVS Corp.	562,633
8,550	PepsiCo, Inc.	558,144
11,750	Sysco Corp.	368,833
		1,921,248
	Energy - 4.6%
10,395	BJ Services Company	356,652
6,480	Schlumberger Limited (b)	397,224
		753,876
	Financials - 10.5%
7,370	American Express Company	387,220
5,675	American International Group, Inc.	362,179
8,150	State Street Corp.	503,670
10,720	T. Rowe Price Group Inc.	472,323
		1,725,392
	Health Care - 18.5%
5,725	Amgen Inc. (a)	388,899
8,175	Medtronic, Inc.	383,408
8,850	Quest Diagnostics Inc.	568,878
8,400	Stryker Corp.	403,452
9,875	Teva Pharmaceutical Industries Ltd. - ADR (b)	343,255
7,425	Varian Medical Systems, Inc. (a)	395,753
7,220	WellPoint Inc. (a)	558,900
		3,042,545
	Industrials - 16.0%
8,620	Expeditors International of Washington, Inc.	343,679
5,750	FedEx Corp.	580,923
13,100	General Electric Company	446,186
6,775	L-3 Communications Holdings, Inc.	510,767
9,170	Pentair, Inc.	274,183
7,445	United Technologies Corp.	466,876
		2,622,614
	Information Technology - 24.3%
6,350	Affiliated Computer Services, Inc.- Class A (a)	326,009
12,850	Amdocs Limited (a) (b)	487,658
4,590	Apple Computer, Inc. (a)	311,431
24,825	Cisco Systems, Inc. (a)	545,902
7,610	Cognizant Technology Solutions Corp. - Class A (a)	532,015
8,775	Fiserv, Inc. (a)	387,592
950	Google Inc. - Class A (a)	359,603
10,650	Microsoft Corp.	273,598

Shares or
Principal
Amount		Value
	Information Technology (continued)
9,280	QUALCOMM Inc.	$349,578
18,980	Seagate Technology (a) (b)	422,305
		3,995,691
	Materials - 6.8%
11,755	Ecolab Inc.	524,038
10,500	Praxair, Inc.	602,805
		1,126,843
	Total Common Stocks (Cost $12,392,481)	16,267,362
	SHORT-TERM INVESTMENTS - 1.0%
	Variable Rate Demand Notes (c) - 1.0%
$ 172,756	U.S. Bank, N.A. - 5.08%	172,756
	Total Short-Term Investments (Cost $172,756)	172,756
	TOTAL INVESTMENTS - 100.0%
	(Cost $12,565,237)	16,440,118
	Liabilities in Excess of Other Assets - 0.0%	(7,111)
	TOTAL NET ASSETS - 100.0%	$16,433,007

ADR	-	American Depository Receipt.
(a)	-	Non-income producing security.
(b)	-	Foreign security.
(c)	-	Variable rate security. Rate listed as of August 31, 2006.

The cost basis of investments for federal income tax purposes at August 31, 2006 was as follows*:

Cost of investments	$12,565,237
Gross unrealized appreciation	$4,105,153
Gross unrealized depreciation	(230,272)
Net unrealized appreciation	$3,874,881

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Badgley Funds, Inc.

By (Signature and Title)  /s/ J. Kevin Callaghan
J. Kevin Callaghan, President

Date  10/23/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ J. Kevin Callaghan
J. Kevin Callaghan, President

Date 10/23/06

By (Signature and Title)   /s/ Lisa P. Guzman
Lisa P. Guzman, Treasurer

Date 10/23/06